25. Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions Tables Abstract
Schedule of provisions

As of December 31, provisions are comprised of the following:

	2018	2017	2016
Post-employment benefits	$46,524	$37,363	$35,734
Tax liabilities	3,941	5,338	4,474
Other provisions	–	28,012	–
Total provisions	$50,465	$70,713	$40,208